Note 31 - Financial Instruments - Exposure to Risk (Details) R in Thousands, $ in Thousands	Dec. 31, 2019 ZAR (R)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 ZAR (R)	Dec. 31, 2018 USD ($)
Currency risk [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	R 57	$ 2,771		R 57	$ 1,968
Effect of possible strengthening or weakening	3	150		3	95
Currency risk [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	57	4,176	[1]	57	8,147
Effect of possible strengthening or weakening	3	199		3	388
Currency risk [member] | Term loan [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed		(2,471)	[1]		(5,960)
Effect of possible strengthening or weakening		(117)			(283)
Currency risk [member] | Overdraft [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed		(490)
Currency risk [member] | Trade and other receivables [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed		1,735			126
Effect of possible strengthening or weakening		82			6
Currency risk [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed		(179)			(345)
Effect of possible strengthening or weakening		9			(16)
Currency risk [member] | Overdrafts [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening		(23)
Interest rate risk [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed		9,383			11,187
Interest rate risk [member] | Term loan facility [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed		(2,471)			(5,960)
Interest rate risk [member] | Overdrafts [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed		(490)
Interest rate risk , increase by 100 basis points [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening		94			111
Interest rate risk , increase by 100 basis points [member] | Term loan [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening		(25)			(60)
Interest rate risk , increase by 100 basis points [member] | Overdraft [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening		(5)
Interest rate risk, decrease by 100 basis points [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening		(94)			(111)
Interest rate risk, decrease by 100 basis points [member] | Term loan [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening		25			60
Interest rate risk, decrease by 100 basis points [member] | Overdraft [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening		$ 5

[1]	Of the cash and cash equivalents and term loan facility $6,560 (2017:Nil) and $5,960 (2017:Nil) are denominated in RTGS$ respectively.